united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/17

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap Impact ETF (ISMD)

Semi-Annual Report

May 31, 2017

1-877-658-9473

www.inspireinvesting.com

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the period ended May 31, 2017, as compared to its benchmarks:

Since Inception** -
May 31, 2017
Inspire Global Hope ETF - NAV	4.16%
Inspire Global Hope ETF - Market Price	3.94%
Inspire Global Hope Large Cap Equal Weight Index	4.77%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.61% per the February 10, 2017 prospectus.

**	As of the close of business on the day of commencement of trading on February 28, 2017.

Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by Inspire’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Oil & Gas	6.1%
Real Estate Investment Trust ( REITS)	6.1%
Chemicals	4.8%
Electric	4.7%
Retail	4.7%
Commercial Services	4.4%
Semiconductors	3.9%
Banks	3.8%
Other Assets, Cash & Cash Equivalents	61.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s Holdings.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance figures* for the period ended May 31, 2017, as compared to its benchmarks:

Since Inception** -
May 31, 2017
Inspire Small/Mid Cap Impact ETF - NAV	(1.26)%
Inspire Small/Mid Cap Impact ETF - Market Price	(2.15)%
Inspire Small/Mid Cap Impact Equal Weight Index	(1.19)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.61% per the February 10, 2017 prospectus.

**	As of the close of business on the day of commencement of trading on February 28, 2017.

Inspire Small/Mid Cap Impact Equal Weight (ISMDI) Index tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by Inspire’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. Inspire believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Banks	7.4%
Real Estate Investment Trust ( REITS)	7.0%
Retail	4.7%
Commercial Services	4.6%
Software	4.6%
Biotechnology	4.6%
pharmaceuticals	4.0%
Healthcare-Products	3.5%
Insurance	3.0%
Other Assets, Cash & Cash Equivalents	56.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s Holdings.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCKS - 92.5%
	AEROSPACE/DEFENSE - 1.0%
641	General Dynamics Corp.	$130,283
1,082	Harris Corp.	121,357
727	L3 Technologies, Inc.	122,565
		374,205
	AIRLINES - 0.7%
131,218	AirAsia Bhd	91,362
9,658	easyJet PLC	176,298
		267,660
	APPAREL - 1.0%
3,183	Michael Kors Holdings Ltd *	105,612
1,305	Ryanair Holdings PLC * - ADR	139,296
6,605	Under Armour, Inc. *	117,767
		362,675
	AUTO MANUFACTURERS - 0.3%
1,794	PACCAR, Inc.	112,950

	AUTO PARTS & EQUIPMENT - 1.6%
1,012	Cie Generale des Etablissements Michelin	127,455
1,500	Delphi Automotive PLC	131,955
26,503	GKN PLC	119,749
3,390	Goodyear Tire & Rubber Co.	109,226
2,900	Nokian Renkaat OYJ	118,637
		607,022
	BANKS - 3.8%
13,303	Commerzbank AG *	140,437
1,831	Commonwealth Bank of Australia	108,570
8,985	Credit Agricole SA	137,813
3,585	Danske Bank A/S	134,765
16,101	Investec PLC	126,376
1,831	KBC Group NV	137,909
1,763	Macquarie Group Ltd.	117,663
76,153	Metropolitan Bank & Trust Co.	133,794
19,839	Natixis SA	131,177
10,662	Nordea Bank AB	137,162
5,383	Raiffeisen Bank International AG *	141,947
		1,447,613
	BIOTECHNOLOGY - 2.3%
992	Alexion Pharmaceuticals, Inc. *	97,246
1,362	BioMarin Pharmaceutical, Inc. *	119,366
978	Celgene Corp. *	111,893
699	Illumina, Inc. *	123,975
878	Incyte Corp. *	113,552
315	Regeneron Pharmaceuticals, Inc. *	144,604
1,131	Vertex Pharmaceuticals, Inc. *	139,792
		850,428

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	BUILDING MATERIALS - 2.0%
280	Geberit AG	$131,210
1,444	Imerys SA	125,388
7,663	James Hardie Industries PLC	111,698
2,877	Johnson Controls International plc	120,144
2,058	LafargeHolcim Ltd.	123,686
575	Martin Marietta Materials, Inc.	128,858
		740,984
	CHEMICALS - 5.0%
1,471	Akzo Nobel NV	123,250
1,216	Arkema SA	127,195
2,165	Brenntag AG	125,379
4,088	CF Industries Holdings, Inc.	109,967
2,719	Croda International PLC	139,105
1,499	Eastman Chemical Co.	120,085
1,972	FMC Corp.	148,630
65	Givaudan SA	133,487
3,184	Johnson Matthey PLC	127,915
5,336	K+S AG	136,658
1,330	LyondellBasell Industries NV	107,092
4,136	Mosaic Co.	93,598
1,154	PPG Industries, Inc.	122,739
1,021	Praxair, Inc.	135,068
388	Sherwin-Williams Co.	128,727
		1,878,895
	COAL - 0.3%
887,487	Adaro Energy Tbk PT	101,275

	COMMERCIAL SERVICES - 4.4%
11,114	Babcock International Group PLC	133,863
16,783	Brambles Ltd.	129,564
5,945	Bureau Veritas SA	136,411
17,585	Capita PLC	132,235
956	Cintas Corp.	120,341
5,161	Edenred	136,267
31,763	G4S PLC	133,265
2,463	Intertek Group PLC	136,691
3,270	Quanta Services, Inc. *	100,258
2,098	Randstad Holding NV	121,499
2,281	Total System Services, Inc.	135,834
1,503	Verisk Analytics, Inc. *	121,578
5,919	Western Union Co.	112,579
		1,650,385
	COMPUTERS - 1.3%
2,050	Cognizant Technology Solutions Corp. *	137,166
2,050	Gemalto NV	121,762

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	COMPUTERS (continued) - 1.3%
2,576	Seagate Technology PLC	$112,236
1,449	Western Digital Corp.	130,497
		501,661
	DISTRIBUTION/ WHOLESALE - 1.3%
256,386	AKR Corporindo Tbk PT	127,519
4,182	Bunzl PLC	131,298
2,367	Fastenal Co.	102,183
6,677	Rexel SA	117,730
		478,730
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
35,926	Aberdeen Asset Management PLC	134,034
436	Aberdeen Asset Management PLC - ADR	3,292
1,019	CME Group, Inc.	119,518
3,478	E*TRADE Financial Corp. *	120,374
2,873	Franklin Resources, Inc.	120,063
2,023	Intercontinental Exchange, Inc.	121,764
3,947	Invesco Ltd.	125,120
3,104	London Stock Exchange Group PLC	137,244
1,746	Nasdaq, Inc.	118,117
225	Partners Group Holding AG	138,016
3,122	TD Ameritrade Holding Corp.	116,638
		1,254,180
	ELECTRIC - 4.7%
10,951	AES Corp.	127,908
6,088	AGL Energy Ltd.	119,424
4,409	CenterPoint Energy, Inc.	126,141
2,720	CMS Energy Corp.	128,955
1,567	Dominion Energy, Inc.	126,567
1,598	Entergy Corp.	126,338
2,067	Eversource Energy	128,299
3,864	FirstEnergy Corp.	112,983
22,211	Origin Energy Ltd. *	127,319
1,455	Pinnacle West Capital Corp.	128,549
3,255	PPL Corp.	129,907
1,852	SCANA Corp.	126,306
2,006	WEC Energy Group, Inc.	125,897
2,735	Xcel Energy, Inc.	131,034
		1,765,627
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
2,239	AMETEK, Inc.	136,624
4,639	Prysmian SpA	129,214
		265,838
	ELECTRONICS - 0.7%
1,598	Allegion PLC	125,651
778	Waters Corp. *	139,744
		265,395

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	ENERGY - ALTERNATE SOURCES - 0.4%
1,502	Vestas Wind Systems A/S	$133,606

	ENGINEERING & CONSTRUCTION - 2.4%
979	Aeroports de Paris	149,775
3,506	Boskalis Westminster	120,976
2,299	Fluor Corp.	103,133
1,721	Fraport AG Frankfurt Airport Services	139,668
7,351	Grupo Aeroportuario del Sureste SAB de CV	144,451
2,195	Jacobs Engineering Group, Inc.	115,062
10,036	LendLease Group	122,006
		895,071
	ENVIRONMENTAL CONTROL - 0.3%
1,934	Republic Services, Inc.	123,022

	FOOD - 1.9%
36,678	J Sainsbury PLC	133,052
925	JM Smucker Co.	118,261
8,648	Pioneer Foods Group Ltd.	93,129
2,329	Sysco Corp.	127,070
40,141	Wm Morrison Supermarkets PLC	127,581
5,941	Woolworths Ltd.	115,213
		714,306
	FOOD SERVICE - 0.4%
6,444	Compass Group PLC	138,925

	FOREST PRODUCTS & PAPER - 1.1%
2,373	International Paper Co.	125,484
5,085	Mondi Ltd.	133,154
5,110	UPM-Kymmene OYJ	144,230
		402,868
	HAND/MACHINE TOOLS - 1.3%
8,185	Sandvik AB	128,507
616	Schindler Holding AG	132,234
722	Snap-on, Inc.	116,718
918	Stanley Black & Decker, Inc.	126,354
		503,813
	HEALTHCARE - PRODUCTS - 3.3%
489	CR Bard, Inc.	150,333
1,295	Edwards Lifesciences Corp. *	149,016
1,007	Essilor International SA	134,016
785	IDEXX Laboratories, Inc. *	132,186
155	Intuitive Surgical, Inc. *	141,776
7,983	Smith & Nephew PLC	139,539
921	Stryker Corp.	131,666
5,829	William Demant Holding A/S *	153,040

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	HEALTHCARE - PRODUCTS (continued) - 3.3%
996	Zimmer Biomet Holdings, Inc.	$118,733
		1,250,305
	HEALTHCARE - SERVICES - 0.6%
1,770	DaVita, Inc. *	117,280
2,260	Ramsay Health Care Ltd.	115,972
		233,252
	HOLDING COMPANIES - DIVERSIFIED - 0.6%
80,789	Aboitiz Equity Ventures, Inc.	123,435
43,739	Sime Darby Bhd	95,245
		218,680
	HOME BUILDERS - 1.0%
3,628	DR Horton, Inc.	118,600
2,368	Lennar Corp.	121,502
4,632	Persimmon PLC	146,801
		386,903
	HOME FURNISHINGS - 0.3%
2,406	Leggett & Platt, Inc.	125,160

	HOUSEHOLD PRODUCTS/WARES - 0.3%
1,507	Avery Dennison Corp.	126,980

	INSURANCE - 3.7%
1,272	Assurant, Inc.	124,631
1,678	Cincinnati Financial Corp.	117,594
28,526	Direct Line Insurance Group PLC	128,374
26,080	Insurance Australia Group Ltd.	123,481
39,379	Legal & General Group PLC	128,006
12,265	QBE Insurance Group Ltd.	117,786
16,507	RSA Insurance Group PLC	133,292
2,558	Sampo OYJ	130,103
2,588	Unum Group	116,408
926	Willis Towers Watson PLC	135,779
3,020	XL Group Ltd.	131,944
		1,387,398
	INTERNET - 0.8%
2,440	Ctrip.com International Ltd. * - ADR	133,346
3,847	JD.com, Inc. * - ADR	153,995
		287,341
	INVESTMENT COMPANIES - 0.3%
1,335	Groupe Bruxelles Lambert SA	129,839

	IRON/STEEL - 0.8%
25,539	Fortescue Metals Group Ltd.	92,211
2,021	Nucor Corp.	117,420
3,578	United States Steel Corp.	74,601
		284,232

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	LODGING - 0.4%
2,467	Whitbread PLC	$136,659

	MACHINERY - CONSTRUCTION & MINING - 0.3%
5,194	ABB Ltd.	130,608

	MACHINERY - DIVERSIFIED - 1.4%
2,526	Flowserve Corp.	122,511
2,777	Kone OYJ	137,744
580	Roper Technologies, Inc.	131,776
2,432	Xylem, Inc.	126,804
		518,835
	MINING - 3.0%
7,706	Anglo American PLC *	102,614
11,577	Antofagasta PLC	119,712
7,656	BHP Billiton PLC	115,934
9,112	Freeport-McMoRan, Inc. *	104,697
6,257	Fresnillo PLC	127,301
36,632	Grupo Mexico SAB de CV	98,927
7,079	Newcrest Mining Ltd.	111,407
3,683	Newmont Mining Corp.	125,774
20,590	Norsk Hydro ASA	111,306
2,957	Rio Tinto PLC	118,433
		1,136,105
	MISCELLANEOUS MANUFACTURER - 2.0%
1,513	Dover Corp.	124,898
1,632	Eaton Corp PLC	126,284
918	Illinois Tool Works, Inc.	129,640
7,920	IMI PLC	128,213
757	Parker-Hannifin Corp.	119,205
1,932	Pentair PLC	127,937
		756,177
	OIL & GAS - 6.1%
1,949	Anadarko Petroleum Corp.	98,483
2,327	Apache Corp.	108,810
5,220	Cabot Oil & Gas Corp.	115,832
5,287	Caltex Australia Ltd.	130,121
2,428	ConocoPhillips	108,507
2,927	Devon Energy Corp.	99,459
7,414	Eni SpA	117,469
1,248	EOG Resources, Inc.	112,707
1,999	EQT Corp.	110,485
1,824	Helmerich & Payne, Inc.	96,052
7,654	Marathon Oil Corp.	99,655
2,416	Marathon Petroleum Corp.	125,729
4,290	Murphy Oil Corp.	104,719
3,305	Newfield Exploration Co. *	107,346

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	OIL & GAS (continued) - 6.1%
3,536	Noble Energy, Inc.	$101,448
1,887	Occidental Petroleum Corp.	111,201
1,542	Phillips 66	117,362
665	Pioneer Natural Resources Co.	110,962
4,238	Range Resources Corp.	97,728
1,505	Tesoro Corp.	125,276
1,830	Valero Energy Corp.	112,490
		2,311,841
	OIL & GAS SERVICES - 1.5
2,049	Baker Hughes, Inc.	113,002
7,706	Fugro NV *	112,260
2,472	Halliburton Co.	111,710
3,024	National Oilwell Varco, Inc.	98,794
3,770	TechnipFMC PLC *	109,142
		544,908
	PACKAGING & CONTAINERS - 0.6%
10,374	Amcor Ltd.	118,470
2,804	Sealed Air Corp.	124,554
		243,024
	PHARMACEUTICALS - 1.2%
1,854	AbbVie, Inc.	122,401
1,361	AmerisourceBergen Corp.	124,899
1,824	Express Scripts Holding Co. *	108,984
1,568	UCB SA	110,765
		467,049
	PIPELINES - 1.2%
5,659	Kinder Morgan, Inc.	106,163
2,789	Koninklijke Vopak NV	126,422
2,208	ONEOK, Inc.	109,693
4,175	Williams Cos, Inc.	119,405
		461,683
	REAL ESTATE - 0.3%
7,224	Ayala Corp.	125,976

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.1%
1,114	American Tower Corp.	146,146
2,734	Apartment Investment & Management Co.	117,343
663	AvalonBay Communities, Inc.	126,792
924	Boston Properties, Inc.	112,100
16,415	British Land Co. PLC	134,351
1,281	Crown Castle International Corp.	130,214
309	Equinix, Inc.	136,272
1,949	Equity Residential	126,860
522	Essex Property Trust, Inc.	134,112
1,479	Fonciere Des Regions	137,974
20,001	Goodman Group	126,563

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued) - 6.1%
30,499	GPT Group	$118,974
17,339	Hammerson PLC	131,057
3,914	HCP, Inc.	122,665
9,474	Land Securities Group PLC	130,866
2,372	Prologis, Inc.	131,741
552	Public Storage	118,873
716	Simon Property Group, Inc.	110,443
		2,293,346
	RETAIL - 4.7%
815	Advance Auto Parts, Inc.	108,909
170	AutoZone, Inc. *	103,006
2,022	CarMax, Inc. *	127,042
1,558	Cie Financiere Richemont SA	130,109
723	Costco Wholesale Corp.	130,451
1,529	Dollar Tree, Inc. *	118,803
29,928	Kingfisher PLC	125,604
1,475	Lowe’s Cos, Inc.	116,186
2,196	Luxottica Group SpA	133,224
2,285	Next PLC	128,612
443	O’Reilly Automotive, Inc. *	107,242
1,104	Pandora A/S	104,711
1,822	Ross Stores, Inc.	116,462
343	Swatch Group AG	133,010
1,767	Tractor Supply Co.	97,450
		1,780,821
	SAVINGS & LOANS - 0.3%
6,587	People’s United Financial, Inc.	109,147

	SEMICONDUCTORS - 3.9%
1,476	Analog Devices, Inc.	126,613
918	ASML Holding NV	121,294
551	Broadcom Ltd.	131,953
1,270	KLA-Tencor Corp.	132,080
946	Lam Research Corp.	146,791
1,645	Microchip Technology, Inc.	137,028
4,184	Micron Technology, Inc. *	128,742
1,107	NVIDIA Corp.	159,795
1,167	NXP Semiconductors NV *	128,253
7,857	STMicroelectronics NV	129,405
2,094	Xilinx, Inc.	139,691
		1,481,645

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	SOFTWARE - 1.4%
1,514	Fidelity National Information Services, Inc.	$130,007
1,046	Fiserv, Inc. *	131,043
2,053	Paychex, Inc.	121,599
15,332	Sage Group PLC	142,608
		525,257
	TELECOMMUNICATIONS - 1.3%
5,626	Eutelsat Communications SA	144,875
4,379	Juniper Networks, Inc.	128,436
10,959	Mobile TeleSystems PJSC - ADR	96,549
18,480	Telefonaktiebolaget LM Ericsson	135,058
		504,918
	TEXTILES - 0.3%
528	Mohawk Industries, Inc. *	126,350

	TRANSPORTATION - 2.6%
1,563	CH Robinson Worldwide, Inc.	104,737
2,143	Expeditors International of Washington, Inc.	114,393
1,323	JB Hunt Transport Services, Inc.	112,958
1,394	Kansas City Southern	132,709
864	Kuehne + Nagel International AG	139,572
1,064	Norfolk Southern Corp.	131,968
23,210	Royal Mail PLC	132,257
1,133	Union Pacific Corp.	124,970
		993,564

	TOTAL COMMON STOCKS (Cost $34,017,615)	34,915,137

	TOTAL INVESTMENTS - 92.5% (Cost $34,017,615) (a)	$34,915,137
	OTHER ASSETS LESS LIABILITIES - 7.5%	2,817,938
	NET ASSETS - 100.0%	$37,733,075

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,017,615 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,959,210
Unrealized Depreciation	(1,061,688)
Net Unrealized Appreciation:	$897,522

* Non - Income producing security

AB - Aktiebolag

ADR - American Depository Receipt

AG - ktiengesellschaft

NV - Naamloze vennootschap

OYJ - Osakeyhtiö

PLC - Public Limited Company

PT - Perseroan Terbatas

REIT - Real Estate Investment Trust

SA - Société anonyme

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Value
	COMMON STOCKS - 98.9%
	ADVERTISING - 0.2%
7,242	Clear Channel Outdoor Holdings, Inc.	$27,882

	AEROSPACE/DEFENSE - 0.3%
1,726	Triumph Group, Inc.	56,268

	AIRLINES - 0.4%
271	Allegiant Travel Co.	37,127
1,295	SkyWest, Inc.	44,418
		81,545
	APPAREL - 0.6%
735	Deckers Outdoor Corp. *	50,980
1,139	Steven Madden Ltd. *	44,706
1,731	Wolverine World Wide, Inc.	45,006
		140,692
	AUTO MANUFACTURERS - 0.2%
1,784	Navistar International Corp. *	46,152

	AUTO PARTS & EQUIPMENT - 1.0%
1,001	Cooper Tire & Rubber Co.	36,036
396	Cooper-Standard Holdings, Inc. *	42,772
2,288	Dana, Inc.	48,323
538	Dorman Products, Inc. *	44,869
698	Tenneco, Inc.	39,681
		211,681
	BANKS - 7.4%
943	Ameris Bancorp.	40,879
1,775	Associated Banc-Corp.	42,334
1,428	BancorpSouth, Inc.	40,984
780	Banner Corp.	41,878
1,244	BNC Bancorp.	39,248
1,004	Capital Bank Financial Corp.	37,248
1,151	Cathay General Bancorp.	40,860
1,114	Columbia Banking System, Inc.	40,895
789	Community Bank System, Inc.	42,417
1,980	CVB Financial Corp.	40,194
726	Eagle Bancorp, Inc. *	41,418
885	FCB Financial Holdings, Inc. *	40,533
7,770	First BanCorp. *	40,326
1,572	First Financial Bancorp.	39,379
1,085	First Financial Bankshares, Inc.	41,501
1,087	First Interstate BancSystem, Inc.	37,936
1,836	First Midwest Bancorp, Inc.	40,686
2,909	FNB Corp.	38,399
2,442	Fulton Financial Corp.	42,735
1,030	Great Western Bancorp, Inc.	38,996

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	BANKS (continued) - 7.4%
950	Hancock Holding Co.	$43,890
1,599	Hilltop Holdings, Inc.	39,959
2,256	Hope Bancorp, Inc.	39,277
553	IBERIABANK Corp.	42,692
1,225	International Bancshares Corp.	40,609
1,091	LegacyTexas Financial Group, Inc.	38,425
1,154	NBT Bancorp, Inc.	40,552
2,504	Old National Bancorp.	39,563
653	Pinnacle Financial Partners, Inc.	39,278
1,087	Renasant Corp.	43,426
780	Simmons First National Corp.	39,585
2,568	TCF Financial Corp.	38,674
525	Texas Capital Bancshares, Inc. *	38,535
1,330	Towne Bank/Portsmouth VA	38,570
1,367	Trustmark Corp.	41,570
1,237	Union Bankshares Corp.	41,563
1,567	United Community Banks, Inc.	40,382
3,691	Valley National Bancorp.	41,634
1,146	WesBanco, Inc.	42,585
773	Westamerica Bancorporation	39,663
		1,619,278
	BEVERAGES - 0.2%
215	Coca-Cola Bottling Co. Consolidated	48,964

	BIOTECHNOLOGY - 4.3%
2,083	Alder Biopharmaceuticals, Inc. *	32,078
479	Bluebird Bio, Inc. *	36,093
826	Cambrex Corp. *	44,439
488	Charles River Laboratories International, Inc. *	44,920
437	China Biologic Products, Inc. *	49,731
1,859	Exact Sciences Corp. *	67,798
1,191	Five Prime Therapeutics, Inc. *	33,646
3,363	Halozyme Therapeutics, Inc. *	39,683
389	Intercept Pharmaceuticals, Inc. *	43,529
1,996	Juno Therapeutics, Inc. *	46,367
560	Kite Pharma, Inc. *	40,499
3,045	Lexicon Pharmaceuticals, Inc. *	42,173
416	Ligand Pharmaceuticals, Inc. *	45,045
894	Medicines Co. *	35,554
2,291	Myriad Genetics, Inc. *	46,622
791	Prothena Corp PLC *	40,349
1,169	Puma Biotechnology, Inc. *	89,429
677	Sage Therapeutics, Inc. *	44,756
813	Spark Therapeutics, Inc. *	41,406
1,206	Theravance Biopharma, Inc. *	44,019

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	BIOTECHNOLOGY (continued) - 4.3%
651	Ultragenyx Pharmaceutical, Inc. *	$35,056
		943,192
	BUILDING MATERIALS - 1.8%
1,243	AAON, Inc.	44,965
739	Apogee Enterprises, Inc.	39,374
970	Armstrong World Industries, Inc. *	40,400
2,953	Builders FirstSource, Inc. *	40,338
1,608	Cree, Inc. *	38,343
1,065	Gibraltar Industries, Inc. *	33,121
1,793	Louisiana-Pacific Corp. *	39,948
1,823	Summit Materials, Inc. *	48,966
636	Trex Co., Inc. *	40,876
448	Universal Forest Products, Inc.	39,393
		405,724
	CHEMICALS - 2.2%
735	Cabot Corp.	38,389
1,319	GCP Applied Technologies, Inc. *	39,702
827	HB Fuller Co.	41,970
714	Ingevity Corp. *	42,176
686	Innospec, Inc.	43,904
2,632	Kronos Worldwide, Inc. *	48,271
577	Minerals Technologies, Inc.	41,515
1,283	PolyOne Corp.	47,907
335	Quaker Chemical Corp.	46,696
560	Stepan Co.	47,387
1,446	Univar, Inc. *	43,987
		481,904
	COAL - 0.4%
1,528	Alliance Holdings GP LP	43,258
1,975	Alliance Resource Partners LP	42,463
		85,721
	COMMERCIAL SERVICES - 4.6%
1,469	Aaron’s, Inc.	53,648
1,008	ABM Industries, Inc.	43,384
1,239	Adtalem Global Education, Inc.	46,339
938	Advisory Board Co. *	48,495
1,008	Cardtronics PLC *	34,524
611	Deluxe Corp.	41,646
1,067	FTI Consulting, Inc. *	36,843
611	Grand Canyon Education, Inc. *	47,902
1,316	Green Dot Corp. *	48,350
1,019	Healthcare Services Group, Inc.	48,779
1,074	HealthEquity, Inc. *	49,189
2,179	HMS Holdings Corp. *	39,701
968	INC Research Holdings, Inc. *	55,031
504	Insperity, Inc.	38,027

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	COMMERCIAL SERVICES (continued) - 4.6%
1,391	Korn/Ferry International	$44,665
661	Matthews International Corp.	42,139
839	Monro Muffler Brake, Inc.	41,614
697	PAREXEL International Corp. *	56,332
1,129	Paylocity Holding Corp. *	52,894
1,759	Quad/Graphics, Inc.	39,173
3,694	Travelport Worldwide Ltd.	49,869
1,532	TriNet Group, Inc. *	47,385
		1,005,929
	COMPUTERS - 2.6%
2,954	3D Systems Corp. *	60,409
372	CACI International, Inc. *	45,793
1,962	Convergys Corp.	47,696
1,433	Diebold Nixdorf, Inc.	37,903
897	Electronics For Imaging, Inc. *	42,536
930	ExlService Holdings, Inc. *	48,704
815	Lumentum Holdings, Inc. *	46,496
1,149	NetScout Systems, Inc. *	42,054
1,321	NeuStar, Inc. *	43,791
4,503	Pure Storage, Inc. *	58,269
2,609	Syntel, Inc.	45,605
2,283	VeriFone Systems, Inc. *	41,756
		561,012
	COSMETICS/PERSONAL CARE - 0.1%
1,567	Revlon, Inc. *	29,146

	DISTRIBUTION/ WHOLESALE - 0.7%
558	Anixter International, Inc. *	42,129
2,545	Fossil Group, Inc. *	27,410
2,020	G-III Apparel Group Ltd. *	39,531
636	WESCO International, Inc. *	38,891
		147,961
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
1,813	Aircastle Ltd.	39,578
1,595	Artisan Partners Asset Management, Inc.	45,138
1,068	Blackhawk Network Holdings, Inc. *	46,298
1,103	Cohen & Steers, Inc.	43,238
436	Ellie Mae, Inc. *	47,768
1,028	Financial Engines, Inc.	38,961
1,273	Houlihan Lokey, Inc.	42,735
1,578	Janus Henderson Group PLC *	49,346
2,722	Nationstar Mortgage Holdings, Inc. *	44,423
1,001	Nelnet, Inc.	39,349
19,919	Och-Ziff Capital Management Group LLC - ADR	44,618
1,327	PRA Group, Inc. *	46,180

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (continued) - 2.6%
2,577	Waddell & Reed Financial, Inc.	$43,139
		570,771
	ELECTRIC - 2.1%
649	ALLETE, Inc.	47,630
1,127	Avista Corp.	48,281
668	Black Hills Corp.	46,453
880	El Paso Electric Co.	47,520
1,310	Hawaiian Electric Industries, Inc.	43,413
669	MGE Energy, Inc.	43,552
744	NorthWestern Corp.	46,098
2,489	NRG Yield, Inc.	44,055
768	Ormat Technologies, Inc.	45,711
1,149	Otter Tail Corp.	45,903
		458,616
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
630	Belden, Inc.	44,730
785	Energizer Holdings, Inc.	42,076
1,169	Generac Holdings, Inc. *	40,506
272	Littelfuse, Inc.	44,050
		171,362
	ELECTRONICS - 2.6%
1,141	Brady Corp.	40,962
214	Coherent, Inc. *	53,104
756	ESCO Technologies, Inc.	43,546
7,504	Fitbit, Inc. *	39,246
5,060	GoPro, Inc. *	41,593
1,173	II-VI, Inc. *	35,190
722	Itron, Inc. *	48,843
2,304	Knowles Corp. *	39,468
1,361	Orbotech Ltd. *	48,560
599	OSI Systems, Inc. *	47,435
753	Plexus Corp. *	39,141
2,631	Vishay Intertechnology, Inc.	43,017
702	Watts Water Technologies, Inc.	43,594
		563,699
	ENERGY - ALTERNATE SOURCES - 0.6%
1,316	NextEra Energy Partners LP	45,455
2,192	Pattern Energy Group, Inc.	49,451
3,563	TerraForm Power, Inc. *	44,110
		139,016
	ENGINEERING & CONSTRUCTION - 1.3%
1,428	Chicago Bridge & Iron Co NV	27,018
470	Dycom Industries, Inc. *	39,569
736	Exponent, Inc.	43,645
871	Granite Construction Inc	40,815

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	ENGINEERING & CONSTRUCTION (continued) - 1.3%
2,956	KBR Inc	$40,290
1,114	MasTec, Inc. *	47,234
937	TopBuild Corp. *	50,176
		288,747
	ENTERAINMENT - 0.5%
1,406	AMC Entertainment Holdings, Inc.	31,635
1,185	International Speedway Corp.	41,830
2,396	SeaWorld Entertainment, Inc.	42,769
		116,234
	ENVIRONMENTAL CONTROL - 0.9%
795	Clean Harbors, Inc. *	46,436
2,838	Covanta Holding Corp.	41,860
629	MSA Safety, Inc.	51,012
1,083	Tetra Tech, Inc.	49,764
		189,072
	FOOD - 2.0%
1,190	Cal-Maine Foods, Inc. *	44,268
3,043	Darling Ingredients, Inc. *	47,684
2,238	Dean Foods Co.	40,821
2,251	Flowers Foods, Inc.	41,599
743	Fresh Del Monte Produce, Inc.	37,655
323	J&J Snack Foods Corp.	42,022
425	Sanderson Farms, Inc.	50,448
1,923	Sprouts Farmers Market, Inc. *	46,075
1,027	United Natural Foods, Inc. *	41,018
724	Weis Markets, Inc.	37,373
		428,963
	FOREST PRODUCTS & PAPER - 0.6%
771	Clearwater Paper Corp. *	35,736
1,205	Domtar Corp.	43,838
592	Neenah Paper, Inc.	46,176
		125,750
	GAS - 0.8%
1,110	New Jersey Resources Corp.	46,509
740	Northwest Natural Gas Co.	45,325
646	ONE Gas, Inc.	45,640
1,235	South Jersey Industries, Inc.	44,966
		182,440
	HAND/MACHINE TOOLS - 0.6%
1,039	Franklin Electric Co., Inc.	39,690
1,132	Kennametal, Inc.	43,548
577	Regal Beloit Corp.	45,698
		128,936
	HEALTHCARE - PRODUCTS - 3.5%
579	Analogic Corp.	41,630
553	Cantel Medical Corp.	43,035

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	HEALTHCARE - PRODUCTS (continued) - 3.5%
1,375	Genomic Health, Inc. *	$43,670
1,491	Globus Medical, Inc. *	45,848
1,079	Haemonetics Corp. *	44,002
1,149	Halyard Health, Inc. *	41,295
612	Hill-Rom Holdings, Inc.	47,344
287	ICU Medical, Inc. *	46,293
570	Inogen, Inc. *	50,525
1,027	Insulet Corp. *	43,103
1,037	Integra LifeSciences Holdings Corp. *	52,213
861	LivaNova PLC *	48,939
468	Masimo Corp. *	40,735
1,498	Merit Medical Systems, Inc. *	53,179
1,136	Natus Medical, Inc. *	38,510
1,651	NxStage Medical, Inc. *	35,761
519	Penumbra, Inc. *	42,999
		759,081
	HEALTHCARE - SERVICES - 1.9%
1,002	Acadia Healthcare Co., Inc. *	41,423
850	Amedisys, Inc. *	50,932
3,323	Brookdale Senior Living, Inc. *	45,658
236	Chemed Corp.	48,300
663	LifePoint Health, Inc. *	40,310
633	Magellan Health, Inc. *	43,519
956	Molina Healthcare, Inc. *	61,729
3,318	Select Medical Holdings Corp. *	44,461
2,411	Tenet Healthcare Corp. *	39,878
		416,210
	HOME BUILDERS - 0.6%
1,194	Meritage Homes Corp. *	47,641
2,045	Taylor Morrison Home Corp. *	47,546
3,407	TRI Pointe Group, Inc. *	42,144
		137,331
	HOME FURNISHINGS - 0.3%
667	iRobot Corp. *	61,844

	HOUSEHOLD PRODUCTS/WARES - 0.4%
1,183	Central Garden & Pet Co. *	35,395
401	WD-40 Co.	42,386
		77,781
	HOUSEWARES - 0.2%
700	Tupperware Brands Corp.	50,337

	INSURANCE - 3.0%
1,853	American Equity Investment Life Holding Co.	46,436
655	Argo Group International Holdings Ltd.	40,544
841	Aspen Insurance Holdings Ltd.	42,723

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	INSURANCE (continued) - 3.0%
680	FBL Financial Group, Inc.	$42,806
1,589	Fidelity & Guaranty Life	49,021
1,075	Horace Mann Educators Corp.	41,119
1,098	Kemper Corp.	41,889
3,152	Maiden Holdings Ltd.	33,253
4,373	MGIC Investment Corp. *	46,266
1,857	National General Holdings Corp.	40,780
809	Navigators Group, Inc.	42,877
2,857	OneBeacon Insurance Group Ltd.	52,426
534	Primerica, Inc.	38,555
738	RLI Corp.	40,988
933	Selective Insurance Group, Inc.	47,676
		647,359
	INTERNET - 2.5%
2,875	8x8, Inc. *	39,244
1,019	Cogent Communications Holdings, Inc.	40,149
3,418	FireEye, Inc. *	51,236
1,321	GrubHub, Inc. *	57,424
2,163	NIC, Inc.	43,801
1,585	RingCentral, Inc. *	54,048
919	Shutterfly, Inc. *	45,481
1,084	Sohu.com, Inc. *	48,661
381	Stamps.com, Inc. *	52,540
1,098	Wayfair, Inc. *	69,119
823	WebMD Health Corp. *	46,071
		547,774
	INVESTMENT COMPANIES - 0.2%
1,146	Main Street Capital Corp.	43,686

	IRON/STEEL - 0.9%
6,062	AK Steel Holding Corp. *	36,978
2,442	Allegheny Technologies, Inc.	37,680
1,190	Carpenter Technology Corp.	43,399
5,297	Cliffs Natural Resources, Inc. *	31,200
2,292	Commercial Metals Co.	41,485
		190,742
	LEISURE TIME - 0.2%
2,182	Vista Outdoor, Inc. *	45,778

	LODGING - 0.2%
2,738	Extended Stay America, Inc.	49,831

	MACHINERY - CONSTRUCTION & MINING - 0.4%
705	Astec Industries, Inc.	39,459
1,397	Terex Corp.	45,794
		85,253

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	MACHINERY - DIVERSIFIED - 0.6%
953	Albany International Corp.	$46,030
713	Applied Industrial Technologies, Inc.	44,028
2,236	Welbilt, Inc. *	43,244
		133,302
	MEDIA - 0.7%
70	Cable One, Inc.	50,302
1,885	EW Scripps Co. *	32,384
624	Nexstar Media Group, Inc.	35,693
2,338	TiVo Corp.	41,617
		159,996
	METAL FABRICATE/HARDWARE - 0.8%
3,713	Mueller Water Products, Inc.	41,511
455	RBC Bearings, Inc. *	46,101
1,902	Rexnord Corp. *	43,365
971	Timken Co.	44,812
		175,789
	MINING - 1.1%
5,576	Coeur Mining, Inc. *	51,745
646	Compass Minerals International, Inc.	41,441
5,994	Fairmount Santrol Holdings, Inc. *	28,531
8,443	Hecla Mining Co.	48,463
554	Kaiser Aluminum Corp.	45,628
913	US Silica Holdings, Inc.	34,694
		250,502
	MISCELLANEOUS MANUFACTURER - 2.2%
1,689	Actuant Corp.	43,829
2,231	American Outdoor Brands Corp. *	50,532
1,888	Axon Enterprise, Inc. *	45,331
752	AZZ, Inc.	40,796
859	Barnes Group, Inc.	48,611
1,021	Fabrinet *	35,970
1,220	Hillenbrand, Inc.	43,554
1,077	ITT, Inc.	40,937
499	John Bean Technologies Corp.	43,064
860	Proto Labs, Inc. *	55,040
661	Trinseo SA	42,601
		490,265
	OFFICE FURNISHINGS - 0.2%
973	HNI Corp.	41,858

	OFFICE/ BUSINESS EQUIPMENT - 0.2%
2,898	Pitney Bowes, Inc.	43,093

	OIL & GAS - 2.8%
3,427	Callon Petroleum Co. *	38,794
1,586	Carrizo Oil & Gas, Inc. *	34,797

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	OIL & GAS (continued) - 2.8%
2,203	CVR Energy, Inc.	$43,972
17,528	Denbury Resources, Inc. *	26,818
1,390	Dominion Energy Midstream Partners LP	39,823
5,477	Enerplus Corp.	43,214
2,594	Gulfport Energy Corp. *	37,224
6,825	Kosmos Energy Ltd. *	40,950
599	Murphy USA, Inc. *	40,750
7,056	Noble Corp PLC	28,577
3,154	Oasis Petroleum, Inc. *	30,783
2,010	PBF Energy, Inc.	38,833
1,885	SM Energy Co.	31,988
1,859	Sunoco LP	55,435
2,485	Viper Energy Partners LP	42,295
4,773	Whiting Petroleum Corp. *	33,697
		607,950
	OIL & GAS SERVICES - 2.0%
6,640	Amec Foster Wheeler PLC - ADR	43,359
813	Dril-Quip, Inc. *	40,325
2,163	Forum Energy Technologies, Inc. *	35,149
4,233	Frank’s International NV	31,663
6,581	McDermott International, Inc. *	40,868
2,409	MRC Global, Inc. *	43,482
2,639	NOW, Inc. *	43,570
1,627	Oceaneering International, Inc.	39,666
1,354	Oil States International, Inc .*	39,605
1,745	Rice Midstream Partners LP	42,770
3,179	Superior Energy Services, Inc. *	32,966
		433,423
	PACKAGING & CONTAINERS - 0.6%
793	Greif, Inc.	47,144
1,915	KapStone Paper and Packaging Corp.	40,464
1,478	Silgan Holdings, Inc.	47,015
		134,623
	PHARMACEUTICALS - 4.0%
965	Aerie Pharmaceuticals, Inc. *	53,509
4,826	Array BioPharma, Inc. *	36,581
581	Avexis, Inc. *	41,106
1,536	Catalent, Inc. *	54,574
698	Clovis Oncology, Inc. *	36,059
2,138	Coherus Biosciences, Inc. *	42,226
528	Eagle Pharmaceuticals, Inc. *	38,518
2,919	Horizon Pharma PLC *	29,190
3,463	Impax Laboratories, Inc. *	52,811
2,466	Ironwood Pharmaceuticals, Inc. *	43,673
1,886	Nektar Therapeutics *	37,494
677	Neogen Corp. *	42,847

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	PHARMACEUTICALS (continued) - 4.0%
12,206	Ophthotech Corp. *	$27,708
1,278	Owens & Minor, Inc.	40,743
955	Pacira Pharmaceuticals, Inc. *	42,402
1,128	Portola Pharmaceuticals, Inc. *	41,567
1,332	Premier, Inc. *	45,981
785	Prestige Brands Holdings, Inc. *	39,548
1,129	Radius Health, Inc. *	39,086
1,511	Sarepta Therapeutics, Inc. *	45,088
1,403	Supernus Pharmaceuticals, Inc. *	52,753
		883,464
	PIPELINES - 1.2%
1,697	Crestwood Equity Partners LP	38,861
2,283	EnLink Midstream LLC	38,925
1,279	Holly Energy Partners LP	41,900
2,015	NGL Energy Partners LP	27,404
1,237	SemGroup Corp.	38,347
1,902	Summit Midstream Partners LP	43,936
913	Valero Energy Partners LP	41,277
		270,650
	PRIVATE EQUITY - 0.4%
2,023	Fortress Investment Group LLC	39,651
5,526	Kennedy-Wilson Holdings, Inc.	43,987
		83,638
	REAL ESTATE - 0.2%
2,571	St Joe Co. *	45,378

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.0%
1,464	Acadia Realty Trust	39,748
1,055	American Assets Trust, Inc.	41,198
2,341	Apollo Commercial Real Estate Finance, Inc.	43,215
2,707	Brandywine Realty Trust	47,183
4,712	CBL & Associates Properties, Inc.	36,235
1,852	Chesapeake Lodging Trust	42,689
1,976	Columbia Property Trust, Inc.	42,682
1,392	CoreCivic, Inc.	40,020
492	CoreSite Realty Corp.	51,798
5,369	Cousins Properties, Inc.	45,959
3,962	DiamondRock Hospitality Co.	43,939
901	DuPont Fabros Technology, Inc.	49,222
1,082	Education Realty Trust, Inc.	41,451
1,660	First Industrial Realty Trust, Inc.	47,941
1,394	GEO Group, Inc.	41,736
2,850	Invesco Mortgage Capital, Inc.	45,999
2,052	Kite Realty Group Trust	36,874
921	LTC Properties, Inc.	44,392
1,637	Mack-Cali Realty Corp.	43,561

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (continued) - 7.0%
4,570	New York REIT, Inc.	$39,256
1,658	Outfront Media, Inc.	37,885
1,526	Pebblebrook Hotel Trust	47,184
2,216	Physicians Realty Trust	45,073
2,052	Piedmont Office Realty Trust, Inc.	43,482
961	Potlatch Corp.	43,966
905	QTS Realty Trust, Inc.	47,259
1,561	Rayonier, Inc.	43,848
1,975	Rexford Industrial Realty, Inc.	53,819
1,874	RLJ Lodging Trust	38,136
707	Ryman Hospitality Properties, Inc.	45,538
1,583	Sabra Health Care REIT, Inc.	37,090
1,714	Select Income REIT	40,896
1,765	STAG Industrial, Inc.	47,620
1,410	Washington Real Estate Investment Trust	45,557
2,598	Xenia Hotels & Resorts, Inc.	46,504
		1,528,955
	RETAIL - 4.7%
893	Big Lots, Inc.	43,605
290	Buffalo Wild Wings, Inc. *	41,673
697	Cheesecake Factory, Inc.	41,109
3,026	Chico’s FAS, Inc.	28,626
360	Children’s Place, Inc.	38,952
827	Dillard’s, Inc.	42,574
811	DineEquity, Inc.	37,103
2,105	DSW, Inc.	35,427
907	FirstCash, Inc.	48,661
997	Five Below, Inc. *	51,146
780	Genesco, Inc. *	29,016
1,189	HSN, Inc.	39,415
431	Jack in the Box, Inc.	45,936
1,889	Kate Spade & Co. *	34,795
500	Lithia Motors, Inc.	45,425
792	Nu Skin Enterprises, Inc.	43,465
552	Papa John’s International, Inc.	44,475
3,130	Party City Holdco, Inc. *	51,802
468	PriceSmart, Inc.	41,301
974	RH *	54,651
1,620	Suburban Propane Partners LP	38,297
989	Texas Roadhouse, Inc.	48,382
3,203	Wendy’s Co.	51,793
1,219	World Fuel Services Corp.	43,079
		1,020,708
	SAVINGS & LOANS - 1.5%
2,118	Astoria Financial Corp.	39,225
1,588	BofI Holding, Inc. *	35,254

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	SAVINGS & LOANS (continued) - 1.5%
2,989	Capitol Federal Financial, Inc.	$41,308
2,251	EverBank Financial Corp.	43,782
1,542	Flagstar Bancorp, Inc. *	44,548
2,588	Northwest Bancshares, Inc.	39,829
1,686	Provident Financial Services, Inc.	39,351
1,309	Washington Federal, Inc.	41,823
		325,120
	SEMICONDUCTORS - 2.8%
3,885	Amkor Technology, Inc. *	44,056
578	Cabot Microelectronics Corp.	43,633
1,906	Entegris, Inc. *	47,078
897	Inphi Corp. *	35,593
1,852	Integrated Device Technology, Inc. *	47,374
1,566	MaxLinear, Inc. *	48,781
861	Mellanox Technologies Ltd. *	40,898
671	Power Integrations, Inc.	44,923
3,361	Rambus, Inc. *	39,794
1,295	Semtech Corp. *	49,469
596	Silicon Laboratories, Inc. *	44,581
947	Silicon Motion Technology Corp. - ADR	49,481
882	Synaptics, Inc. *	49,004
1,279	Xperi Corp.	39,201
		623,866
	SOFTWARE - 4.6%
1,132	2U, Inc. *	48,393
2,046	ACI Worldwide, Inc. *	46,772
1,579	Acxiom Corp. *	41,370
3,458	Allscripts Healthcare Solutions, Inc. *	39,456
2,683	Box, Inc. *	50,172
865	CommVault Systems, Inc. *	48,548
1,122	Cornerstone OnDemand, Inc. *	41,918
1,381	Envestnet, Inc. *	49,509
2,030	Evolent Health, Inc. *	46,588
753	HubSpot, Inc. *	54,291
3,569	Inovalon Holdings, Inc. *	48,538
1,267	ManTech International Corp.	48,526
770	Medidata Solutions, Inc. *	54,809
233	MicroStrategy, Inc. *	42,490
1,182	New Relic, Inc. *	51,618
1,086	Omnicell, Inc. *	43,331
768	Paycom Software, Inc. *	50,258
996	Pegasystems, Inc.	58,216
1,493	Progress Software Corp.	43,596
1,256	RealPage, Inc. *	43,458
1,777	Synchronoss Technologies, Inc. *	22,710

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	SOFTWARE (continued) - 4.6%
994	Verint Systems, Inc. *	$40,853
		1,015,420
	STORAGE/WAREHOUSING - 0.4%
1,443	Mobile Mini, Inc.	40,404
3,828	Wesco Aircraft Holdings, Inc. *	36,940
		77,344
	TELECOMMUNICATIONS - 2.2%
1,817	Consolidated Communications Holdings, Inc.	36,195
1,343	DigitalGlobe, Inc. *	41,834
1,246	Gigamon, Inc. *	47,535
447	LogMeIn, Inc.	49,617
887	NETGEAR, Inc. *	37,210
4,327	Oclaro, Inc. *	38,424
811	Plantronics, Inc.	42,918
1,659	Telephone & Data Systems, Inc.	47,331
1,169	United States Cellular Corp. *	46,713
4,056	Viavi Solutions, Inc. *	45,549
7,000	Vonage Holdings Corp. *	48,370
		481,696
	TEXTILES - 0.2%
310	UniFirst Corp.	43,927

	TRANSPORTATION - 1.4%
937	Forward Air Corp.	48,846
2,192	Heartland Express, Inc.	42,634
949	Hub Group, Inc. *	34,022
1,392	Knight Transportation, Inc.	46,423
508	Landstar System, Inc.	42,443
2,145	Swift Transportation Co. *	51,373
1,678	Werner Enterprises, Inc.	45,726
		311,467

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2017

Shares		Value
	WATER - 0.4%
1,007	American States Water Co.	$46,110
1,249	California Water Service Group	43,278
		89,388

	TOTAL COMMON STOCKS (Cost $22,068,041)	21,641,486

	TOTAL INVESTMENTS - 98.9% (Cost $22,068,041) (a)	$21,641,486
	OTHER ASSETS LESS LIABILITIES - 1.1%	242,271
	NET ASSETS - 100.0%	$21,883,756

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,068,041 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	995,450
Unrealized Depreciation:	(1,422,005)
Net Unrealized Depreciation:	(426,555)

*	Non - Income producing security

ADR - American Depository Receipt

NV - Naamloze vennootschap

LLC - Limited Liability Corporation

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Société anonyme

See accompanying notes to financial statements.

The Inspire ETF’s
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2017

	Inspire Global Hope	Inspire Small/Mid
	ETF	Cap Impact ETF
ASSETS
Investment securities:
At cost	34,017,615	22,068,041
At value	34,915,137	21,641,486
Cash	2,592,921	274,133
Foreign Cash	225,084	—
Due from Advisor	—	3,533
Prepaid expenses	2,547	1,383
Dividends and interest receivable	86,503	17,250
TOTAL ASSETS	37,822,192	21,937,785

LIABILITIES
Payable to Related Parties	10,104	10,503
Investment advisory fees payable	15,488	—
Payable for investments purchased	4,141	—
Accrued expenses and other liabilities	59,384	43,526
TOTAL LIABILITIES	89,117	54,029
NET ASSETS	37,733,075	21,883,756

Net Assets Consist Of:
Paid in capital	36,582,094	22,189,667
Undistributed net investment income	202,417	43,396
Accumulated net realized gain from investment transactions	41,192	77,248
Net unrealized appreciation (depreciation) of investments and foreign currency translations	907,372	(426,555)
NET ASSETS	37,733,075	21,883,756

Net Asset Value Per Share:
Net Assets	37,733,075	21,883,756
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,450,000	900,000
Net asset value (Net Assets ÷ Shares Outstanding)	26.02	24.32

See accompanying notes to financial statements.

The Inspire ETF’s
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2017

	Inspire Global Hope	Inspire Small/Mid
	ETF *	Cap Impact ETF **
INVESTMENT INCOME
Dividends	$77,641	$—
Interest	197,021	74,251
Less: Foreign withholding taxes	(22,873)	(105)
TOTAL INVESTMENT INCOME	251,789	74,146

EXPENSES
Investment advisory fees	22,498	14,033
Administrative services	8,408	8,663
Legal fees	6,739	6,739
Audit fees	4,852	4,852
Professional fees	4,549	4,549
Trustees fees and expenses	3,822	3,822
Transfer agent fees	3,567	3,567
Printing and postage expenses	3,369	3,369
Custodian fees	3,058	3,058
Insurance expense	255	255
Other Expense	1,685	1,685
TOTAL EXPENSES	62,802	54,592

Less: Fees waived/reimbursed by the Advisor	(13,430)	(23,842)
NET EXPENSES	49,372	30,750

NET INVESTMENT INCOME	202,417	43,396

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
In-kind redemptions	—	54,594
Investments	38,360	22,654
Foreign currency transactions	2,832	—
	41,192	77,248
Net change in unrealized appreciation (depreciation) on:
Investments	897,522	(426,555)
Foreign currency translations	9,850	—
	907,372	(426,555)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	948,564	(349,307)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,150,981	$(305,911)

*	The Inspire Global Hope ETF commenced operations on February 27, 2017.

**	The Inspire Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

See accompanying notes to financial statements.

The Inspire ETF’s
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
For the Period Ended May 31, 2017

	Inspire Global Hope	Inspire Small/Mid Cap
	ETF (a)	Impact ETF (b)
FROM OPERATIONS
Net investment income	$202,417	$43,396
Net realized gain on investments and foreign currency transactions	41,192	77,248
Net change in unrealized appreciation (depreciation) on investments	907,372	(426,555)
Net increase (decrease) in net assets resulting from operations	1,150,981	(305,911)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	36,582,094	23,412,247
Cost of shares redeemed	—	(1,222,580)
Net increase (decrease) in net assets resulting from shares of beneficial interest	36,582,094	22,189,667

TOTAL INCREASE IN NET ASSETS	37,733,075	21,883,756

NET ASSETS
Beginning of Period	—	—
End of Period*	$37,733,075	$21,883,756
* Includes undistributed net investment income of:	$202,417	$43,396

SHARE ACTIVITY
Shares Sold	1,450,000	950,000
Shares Redeemed	—	(50,000)
Net increase in shares of beneficial interest outstanding	1,450,000	900,000

(a)	The Inspire Global Hope ETF commenced operations on February 28, 2017.

(b)	The Inspire Small/Mid Cap Impact ETF commenced operations on February 28, 2017.

See accompanying notes to financial statements.

The Inspire ETF’s
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Inspire Global Hope	Inspire Small/Mid
	ETF (1)	Cap Impact ETF (2)
Net asset value, beginning of period	$25.00	$25.00

Activity from investment operations:
Net investment income	0.18	0.06
Net realized and unrealized gain (loss) on investments	0.84	(0.74)
Total from investment operations	1.02	(0.68)

Net asset value, end of period	$26.02	$24.32

Total return (4)(6)(7)	4.08%	(2.72)%

Net assets, at end of period (000s)	$37,733	$21,884

Ratio of gross expenses to average net assets (3)	0.83%	1.15%
Ratio of net expenses to average net assets (3)	0.65%	0.65%
Ratio of net investment income to average net assets (3)	2.70%	0.92%
Portfolio Turnover Rate (4)(5)	3%	6%

(1)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

(2)	The Inspire Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

(3)	Annualized.

(4)	Not Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

The Inspire ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2017

1.	ORGANIZATION

The Inspire Global Hope ETF (“IDHE”) and Inspire Small/Mid Cap Impact ETF (“ISMCIE) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. IDHE investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Index. ISMCIE investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Index. The investment objective is non-fundamental. The Funds commenced operation on February 27, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser

The Inspire ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

or sub-adviser. The team may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds has the ability to access.

The Inspire ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2017 for the Fund’s assets measured at fair value:

Inspire Global Hope ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$34,915,137	$—	$—	$34,915,137
Total	$34,915,137	$—	$—	$34,915,137

Inspire Small/Mid Cap Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$21,641,486	$—	$—	$21,641,486
Total	$21,641,486	$—	$—	$21,641,486

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

The Inspire ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (none) or expected to be taken in the Fund’s 2017 tax returns. The Funds identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Inspire ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2017, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $1,308,847 and $805,420 respectively for IDHE. For the period ended May 31, 2017, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $1,022,066 and $925,610 respectively, for ISMCIE.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. The Advisor serves as the Fund’s Investment Advisor pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2018 to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying funds fees and expenses and extraordinary expenses such as litigation ) will not exceed 0.65%, herein referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Funds provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Funds shall be suspended. For the period ended May 31, 2017, the Advisor waived fees and reimbursed expenses in the amount of $13,430 for IDHE and $23,842 for ISMCIE.

The Inspire ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of

The Inspire ETF’s
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2017

Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund’s are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$500	2.00%*

*     The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Fund’s Board of Trustees declared the following distributions after May 31, 2017:

	Distribution Per Share	Record Date	Payable Date
IDHE	0.1543	6/20/2017	6/26/2017
ISMCIE	0.0549	6/20/2017	6/26/2017

Management has determined that there were no other subsequent events to report through the issuance of these financial statements beyond that disclosed herein.

The Inspire ETF’s
EXPENSE EXAMPLES (Unaudited)
May 31, 2017

As a shareholder of the Inspire ETF’s, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 28, 2017 through May 31, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	2/28/2017	5/31/2017	2/28/17 - 5/31/17	2/28/17 - 5/31/17
Inspire Global Hope ETF	$1,000.00	$1,041.60	$1.67	0.65%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$987.40	$1.63	0.65%
Hypothetical
(5% return before expenses)
Inspire Global Hope ETF	$1,000.00	$1,021.69	$3.28	0.65%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$1,021.69	$3.28	0.65%

*	“Actual” expense information for the Fund is for the period from February 28, 2017 to May 31, 2017. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 92/365 (to reflect the period from February 28, 2017 to May 31, 2017). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

**	Annualized.

The Inspire ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2017

Approval of the Investment Advisor Agreement – CWM Advisors, LLC dba Inspire

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on January 12, 2017, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between CWM Advisors, LLC dba Inspire (the “Adviser”) and the Trust, with respect to the Inspire Global Hope Impact ETF and Inspire Small Mid Cap Impact ETF (each a “Fund” or together the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser has approximately $47 million in assets under management and has been in operation since August 2015. The Board further noted that the Adviser currently offers 45 Biblically Responsible Investing (“BRI”) portfolio models for its separately managed accounts, and considered that these models are substantially similar to those proposed for the Funds. The Board noted the uniqueness of the investment strategies and time and research put into constructing the index. The Board found the portfolio managers to be dedicated to the strategy and noted they provided a detailed explanation of their methodology and plan for ongoing monitoring of the strategy. After further discussion, the Board concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.

Inspire Global Hope Large Cap. The Board considered the performance of separately managed account portfolios managed by the Adviser with strategies substantially similar to that of the Fund. It noted that for the one-year and since inception periods, the Inspire Large Cap Impact SMA portfolio, Inspire International Impact SMA portfolio, and Inspire Emerging Markets Impact SMA portfolio outperformed their respective benchmark indexes by a significant margin.

Inspire Global Hope Small/Mid Cap. The Board considered the performance of the Inspire Mid Cap Impact SMA portfolio, a separately managed account portfolio managed by the Adviser with substantially similar strategy to that of the Fund. They noted that the SMA portfolio outperformed the S&P 400 Index over the one year and since inception periods.

Inspire Corporate Bond. The Board noted that no performance information, specific to the Fund’s strategy was provided. They considered, however, that the SMA performance information provided is overwhelmingly positive and is likely a favorable indication of the Adviser’s potential to generate positive returns for shareholders.

The Inspire ETF’s
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2017

After further discussion, the Board concluded that the Adviser has the potential to deliver positive returns to shareholders in line with the Board’s expectations.

Fees and Expenses. The Board noted that the Adviser proposed to charge each Fund an annual management fee of 0.30% of the Fund’s average net daily assets. It further noted that the fee is significantly lower than the average management fee of the anticipated Morningstar category for each of the Inspire Global Hope Large Cap Impact ETF, Inspire Small/Mid Cap Impact ETF, and Inspire Corporate Bond Impact ETF anticipated Morningstar category of 0.74%; 0.78% and 0.40%, respectively, and lower than the peer group average of 0.61%; 0.65% and 0.41%, respectively. It considered that the advisory fee is less than the fee charged by the Adviser to its separate account clients. After further discussion, the Board concluded that each Fund advisory fee is reasonable.

Profitability. The Board reviewed a profitability analysis provided by the Adviser and considered whether the level of anticipated profit is reasonable. It noted the Adviser anticipates realizing a profit in connection with its relationship with the Funds, but agreed that such profit was not excessive, both in actual dollars and as a percentage of revenue, particularly when the Adviser’s reinvestment of legitimate profits into the Funds and plans to donate a portion of its profits to charities are considered. The Board concluded, after further discussion, that excessive profit is not a concern at this time.

Economies of Scale. The Board noted that economies of scale have not yet been reached as the Funds have not yet launched. The Board noted that consideration of economies of scale will be revisited as assets grow for each of the Fund.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the Funds and their future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Inspire (CWM Advisors, LLC)
650 San Benito Street
Suite 130
Hollister, CA 95023

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/9/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/9/17

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/9/17